UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08294

ALLIANCEBERNSTEIN EXCHANGE RESERVES

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: September 30, 2011

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Exchange Reserves

Portfolio of Investments

June 30, 2011 (unaudited)

	Yield*	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.3%
Certificates of Deposit - 38.8%
Bank of Montreal Chicago 7/26/11(a)	0.23%	$13,200	$13,200,000
Bank of Nova Scotia
10/18/11(a)	0.19%	4,240	4,239,362
9/06/11	0.31%	9,500	9,500,000
Barclays Bank PLC NY 7/05/11(a)	0.49%	14,000	14,000,000
Canadian Imp Bank of Comm NY 12/19/11	0.21%	13,500	13,500,000
Credit Suisse NY 10/25/11(a)	0.24%	13,800	13,800,000
Dnb Nor Bank ASA NY 10/14/11(a)	0.22%	13,000	13,000,000
Mizuho Corporate Bank NY 7/08/11	0.19%	9,600	9,600,037
National Australia Bank NY
10/19/11(a)	0.29%	7,100	7,100,273
12/30/11(a)	0.50%	6,800	6,807,878
Nordea Bank Finland NY 8/03/11	0.19%	13,600	13,600,000
Norinchukin Bank NY 7/01/11	0.16%	13,900	13,900,000
Rabobank Nederland NV NY 7/21/11	0.36%	13,000	13,000,000
Royal Bank of Canada NY
3/29/12 (a)	0.24%	8,050	8,050,000
2/14/12 (a)	0.24%	4,500	4,499,723
1/27/12 (a)	0.29%	1,350	1,350,319
Toronto-Dominion Bank NY
10/28/11 (a)	0.26%	4,900	4,900,000
1/12/12 (a)	0.27%	9,100	9,100,000
Westpac Banking Corp. NY 1/13/12(a)	0.28%	13,000	13,000,000

			186,147,592

Municipal Obligations - 27.1%
California Infra & Eco Dev Bk (J Paul Getty Trust)
10/01/47 (b)	0.02%	1,400	1,400,000
Series 2007A-2
10/01/47 (b)	0.02%	12,400	12,400,000
California Infra & Eco Dev Bk (California Academy of Sciences) Series 2008 F 9/01/38(b)	0.03%	3,900	3,900,000
California Statewide CDA (John Muir Health) Series 2008C 8/15/27(b)	0.03%	4,000	4,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
Charlotte-Mecklenburg Hosp (Carolinas Hlth Care Sys) 1/15/26(b)	0.03%	$1,785	$1,785,000
Colorado Edl & Cultural Facs Auth (Natl Jewish Fed Bd Prog)
7/01/36 (b)	0.05%	3,455	3,455,000
Series D
10/01/38 (b)	0.05%	1,500	1,500,000
Connecticut Hlth & Ed Fac Auth (Yale Univ)
Series 2001V-1
7/01/36 (b)	0.02%	10,900	10,900,000
Series 2001V-2
7/01/36 (b)	0.02%	1,800	1,800,000
Dallas Fort Worth TX Intl Arpt (United Parcel Service) 5/01/32(b)	0.04%	3,500	3,500,000
Houston TX Hgr Ed Fin Corp. (Rice University)
Series 2008 A
5/15/48 (b)	0.03%	10,870	10,870,000
Series 2008B
5/15/48 (b)	0.02%	3,000	3,000,000
Jackson Cnty MS PCR (Chevron Corp.) Series 1993 6/01/23(b)	0.02%	3,000	3,000,000
Lancaster County Neb Hosp Auth (BryanLGH Medical Center) 6/01/31(b)	0.07%	2,700	2,700,000
Loudoun Cnty VA IDA (Howard Hughes Med Inst) 2/15/38(b)	0.05%	12,950	12,950,000
Lower Neches Valley Auth TX (Exxon Mobil Corp.) 3/01/33(b)	0.02%	10,330	10,330,000
Massachusetts Dev Fin Agy (Smith College) 7/01/24(b)	0.06%	1,531	1,531,000
Massachusetts Hlth & Ed Facs Auth (Harvard Univ) Series 1999R 11/01/49(b)	0.02%	10,425	10,425,000
Mississippi Business Fin Corp. (Chevron USA, Inc.) Series 2009E 12/01/30(b)	0.03%	10,000	10,000,000
New York St HFA MFHR (600 West 42nd Street Proj) Series A 11/01/41(b)	0.10%	8,000	8,000,000
Ohio Air Quality Dev Auth (Dayton Power & Light Co.) 11/01/40(b)	0.09%	4,000	4,000,000

	Yield*	Principal Amount (000)	U.S. $ Value
Rhode Island Ind Facs Corp.
(Exxon Mobil Corp.)
2/01/25(b)	0.02%	$1,000	$1,000,000
Shelby Cnty KY Lease Rev
(Shelby Cnty KY Lease) 9/01/34(b)	0.04%	4,060	4,060,000
Washington St Hsg Fin Cmmn
(Summer Ridge Apts)
12/01/29(b)	0.11%	3,550	3,550,000

			130,056,000

Commercial Paper - 14.9%
Australia & New Zealand Banking Group Ltd.
1/30/12 (a) (c)	0.47%	9,000	9,009,753
10/21/11 (a) (c)	0.57%	2,400	2,402,210
Banque Et Caisse Epargne 8/17/11	0.20%	13,600	13,596,449
State Street Corp. 12/09/11	0.23%	13,600	13,586,011
Svenska Handelsbank, Inc. 11/09/11	0.28%	13,500	13,486,245
Swedbank 7/07/11	0.28%	12,600	12,599,412
Toyota Motor Credit Corp. 9/21/11	0.21%	5,000	4,997,608
UBS Finance Delaware LLC 7/13/11	0.14%	2,010	2,009,906

			71,687,594

U.S. Government & Government Sponsored Agency Obligations - 9.7%
Federal Farm Credit Bank
11/17/11(a)	0.13%	5,000	4,999,448
12/20/11(a)	0.15%	5,000	4,999,526
7/20/12(a)	0.15%	5,000	4,998,397
4/23/12(a)	0.20%	5,000	5,000,515
4/12/12(a)	0.22%	5,470	5,471,520
Federal Home Loan Bank 2/17/12(a)	0.14%	5,000	4,998,357
Federal Home Loan Mortgage Corp.
2/02/12(a)	0.11%	5,000	4,997,625
12/21/11(a)	0.14%	5,000	4,999,043
5/11/12(a)	0.17%	1,265	1,264,778
Federal National Mortgage Association 9/19/11(a)	0.15%	5,000	4,999,563

			46,728,772

Corporates - Investment Grades - 8.2%
BNP Paribas/BNP Paribas US Medium-
Term Note Program LLC
7/21/11(a)	0.77%	9,000	9,002,937
Commonwealth Bank of Australia 11/04/11(a) (c)	0.57%	13,700	13,713,723
International Business Machines Corp.

	Yield*	Principal Amount (000)	U.S. $ Value
11/04/11 (a)	0.31%	$4,550	$4,551,304
7/28/11 (a)	0.85%	455	455,215
JPMorgan Chase & Co.
12/21/11(a)	0.37%	4,500	4,503,023
PepsiCo, Inc.
7/15/11(a)	0.31%	4,790	4,790,223
Shell International Finance BV 9/22/11(a)	0.28%	2,250	2,250,512

			39,266,937

Bankers Acceptance - 1.6%
Bank of America NA
7/05/11	0.17%	6,800	6,799,872
8/04/11	0.17%	629	628,899

			7,428,771

Total Investments - 100.3% (cost $481,315,666)(d)			481,315,666
Other assets less liabilities - (0.3)%			(1,372,797)

Net Assets - 100.0%			$479,942,869

(a)	Floating Rate Security. Stated interest rate was in effect at June 30, 2011.
(b)	Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2011, the aggregate market value of these securities amounted to $25,125,686 or 5.2% of net assets.
(d)	As of June 30, 2011, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:
CDA	– Community Development Authority
HFA	– Housing Finance Authority
IDA	– Industrial Development Authority/Agency
MFHR	– Multi-Family Housing Revenue
PCR	– Pollution Control Revenue Bond

AllianceBernstein Exchange Reserves

June 30, 2011 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of June 30, 2011:

Investments in Securities	Level 1	Level 2	Level 3	Total
Certificates of Deposit	$—	$186,147,592	$—	$186,147,592
Municipal Obligations	—	130,056,000	—	130,056,000
Commercial Paper	—	71,687,594	—	71,687,594
U.S. Government & Government Sponsored
Agency Obligations	—	46,728,772	—	46,728,772
Corporates - Investment Grades	—	39,266,937	—	39,266,937
Bankers Acceptance	—	7,428,771	—	7,428,771

Total	$—	$481,315,666	$—	$481,315,666

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AllianceBernstein Exchange Reserves

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	August 24, 2011

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	August 24, 2011